LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Disclosure of right of use asset years of depreciation and interest rates used to discount lease payments
	Years of depreciation	Interest rate
Buildings	2-4	1.5%-5%
Technological equipment	3-5	3.88%

Disclosure of right-of-use assets
	Buildings	Technological equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2022	7,382	331	7,713
Additions during the year	2,048	-	2,048
Additions in respect of acquisition	1,722	-	1,722
Disposals	(462)	-	(462)
Other changes	257	-	257
Balance as of December 31, 2022	10,947	331	11,278

Depreciation and amortization:
Balance as of January 1, 2022	2,186	252	2,438
Depreciation during the year	1,731	66	1,797
Disposals	(338)	-	(338)
Balance as of December 31, 2022	3,579	318	3,897

Right-of-use assets - net	7,368	13	7,381

The following is the composition of right-of-use asset balances as of December 31, 2021:

	Buildings	Technological equipment	Total
	US Dollars in thousands

Cost:
Balance as of January 1, 2021	5,752	331	6,083
Additions during the year	1,428	-	1,428
Other changes	202	-	202
Balance as of December 31, 2021	7,382	331	7,713

Depreciation and amortization:
Balance as of January 1, 2021	1,136	186	1,322
Depreciation during the year	1,050	66	1,116
Balance as of December 31, 2021	2,186	252	2,438

Right-of-use assets - net	5,196	79	5,275

The following is the composition of right-of-use asset balances as of December 31, 2020:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2020	4,517	331	4,848
Additions during the year	1,235	-	1,235
Balance as of December 31, 2020	5,752	331	6,083

Depreciation and amortization:
Balance as of January 1, 2020	399	120	519
Depreciation during the year	737	66	803
Balance as of December 31, 2020	1,136	186	1,322

Right-of-use assets - net	4,616	145	4,761

Disclosure of composition and changes in lease liabilities
	Buildings	Technological equipment	Total
	US Dollars in thousands
Balance as of January 1, 2022	6,769	126	6,895
Additions during the year	2,014	-	2,014
Additions in respect of acquisition	1,696	-	1,696
Disposals	(131)	-	(131)
Interest expenses	293	3	296
Lease payments	(2,036)	(111)	(2,147)
Other changes	(464)	(9)	(473)
Balance as of December 31, 2022	8,141	9	8,150

Current maturities of lease liabilities	2,197	9	2,206
Long-term lease liabilities	5,944	-	5,944
Balance as of December 31, 2022	8,141	9	8,150

The following table summarizes the composition of lease liability balances as of December 31, 2021:

	Buildings	Technological equipment	Total
	US Dollars in thousands

Balance as of January 1, 2021	6,245	229	6,474
Additions during the year	1,428	-	1,428
Interest expenses	207	7	214
Lease payments	(1,506)	(114)	(1,620)
Other changes	395	4	399
Balance as of December 31, 2021	6,769	126	6,895

Current maturities of lease liabilities	1,387	115	1,502
Long-term lease liabilities	5,382	11	5,393
Balance as of December 31, 2021	6,769	126	6,895

The following table summarizes the composition of lease liability balances as of December 31, 2020:

	Buildings	Technological equipment	Total
	US Dollars in thousands

Balance as of January 1, 2020	5,595	310	5,905
Additions during the year	1,235	-	1,235
Interest expenses	321	10	331
Lease payments	(1,390)	(108)	(1,498)
Other changes	484	17	501
Balance as of December 31, 2020	6,245	229	6,474

Current maturities of lease liabilities	1,212	108	1,320
Long-term lease liabilities	5,033	121	5,154
Balance as of December 31, 2020	6,245	229	6,474